Consolidated statements of changes in equity - EUR (€) € in Millions	Total	Total shareholders' equity	Common shares	Capital in excess of par value	Fair value through OCI	Cash flow hedges	Currency translation differences	Retained earnings	Treasury shares	Non-controlling interests
Beginning balance at Dec. 31, 2021	€ 14,475	€ 14,438	€ 177	€ 4,646	€ (344)	€ (25)	€ 1,117	€ 9,344	€ (476)	€ 36
Total comprehensive income (loss)	(782)	(786)			(32)	23	749	(1,527)		4
Dividend distributed	(418)	(412)	3	326				(741)		(6)
Minority Buy-out	0									0
Transfer of result on disposal of equity investments at FVTOCI to retained earnings	0	0						1
Purchase of treasury shares	(24)	(24)						0	(24)
Re-issuance of treasury shares	7	7	0	(43)				(28)	77
Forward contracts	(64)	(64)						76	(140)
Share call options	(6)	(6)						5	(12)
Cancellation of treasury shares			(2)					(298)	299
Share-based compensation plans	95	95		95
Income tax share-based compensation plans	1	1		1
Ending balance at Dec. 31, 2022	13,283	13,249	178	5,025	(376)	(2)	1,866	6,832	(275)	34
Total comprehensive income (loss)	(1,100)	(1,101)			(17)	8	(604)	(488)		1
Dividend distributed	(70)	(68)	8	741				(816)		(3)
Minority Buy-out	0									0
Transfer of result on disposal of equity investments at FVTOCI to retained earnings	0	0			4			(4)
Purchase of treasury shares	0	0						0	0
Re-issuance of treasury shares	0	0		(29)				(24)	54
Forward contracts	(143)	(143)						465	(608)
Share call options	0	0						0	0
Cancellation of treasury shares			(3)					(563)	566
Share-based compensation plans	88	88		88
Income tax share-based compensation plans	2	2		2
Ending balance at Dec. 31, 2023	12,061	12,028	183	5,827	(390)	6	1,263	5,402	(262)	33
Total comprehensive income (loss)	33	27			(11)	(5)	751	(707)		6
Dividend distributed	(32)	(31)	6	762				(799)		(2)
Transfer of result on disposal of equity investments at FVTOCI to retained earnings	(2)	(2)			311			(313)
Purchase of treasury shares	(60)	(60)						0	(60)
Re-issuance of treasury shares	0	0		(36)				(18)	54
Forward contracts	(59)	(59)						251	(310)
Cancellation of treasury shares			(1)					(166)	167
Share-based compensation plans	96	96		96
Income tax share-based compensation plans	5	5		5
Ending balance at Dec. 31, 2024	€ 12,043	€ 12,006	€ 188	€ 6,654	€ (90)	€ 1	€ 2,014	€ 3,650	€ (411)	€ 37